Impairment and onerous contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment and onerous contracts
Goodwill.	$ 3,208
Base metals - nickel
Impairment and onerous contracts
Impairment loss	98	$ 882	$ 2,511
Non-current assets [Member]
Impairment and onerous contracts
Impairment loss	228	1,083	2,630
Onerous contracts.
Impairment and onerous contracts
Impairment loss	18		240
Disposals of non-current assets
Impairment and onerous contracts
Impairment loss	180	225	513
Impairment and disposals of non-current assets
Impairment and onerous contracts
Impairment loss	426	1,308	3,383
Base metals | VNC
Impairment and onerous contracts
Obligation to pay to the buyers		500
Several segments | Other assets.
Impairment and onerous contracts
Impairment loss	95	125	$ 119
Ferrous minerals
Impairment and onerous contracts
Impairment loss	25
Manganese
Impairment and onerous contracts
Impairment loss	$ 35	$ 76